Consolidated Balance Sheets (Parentheticals)	Mar. 31, 2024 $ / shares shares		Dec. 31, 2023 $ / shares shares		Dec. 31, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized	20,000,000		20,000,000		20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share) | (per share)	$ 0.001	[1]	$ 0.001	[1]	$ 0.001
Common stock, shares authorized	100,000,000	[1]	100,000,000	[1]	100,000,000
Common stock, shares issued	10,698,315	[1]	7,940,298	[1]	3,286,190
Common stock, shares outstanding	10,698,315	[1]	7,940,298	[1]	3,286,190

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.